[LETTERHEAD OF INVESCO CAPITAL MARKETS, INC.]


April 14, 2017


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

           Re:  Invesco Unit Trusts, Taxable Income Series 594
                File No. (333-214000) (CIK No. 1658165)
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Ladies and Gentlemen:

   In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Securities and Exchange Commission on April 12, 2017.

Very truly yours,

/s/ JOHN F. TIERNEY

John F. Tierney
Vice President,
Invesco Capital Markets, Inc.